INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the License Agreement with MGH (See Note 5). The consideration paid for the rights included in the License Agreement was in the form of common stock shares which resulted in MGH receiving approximately 20% of the total outstanding shares of common stock of VI. The estimated fair value of the common stock as of the date of the agreement is being amortized over the term of the License Agreement which is based on the remaining patent life of the related patents being licensed which is approximately 16 years.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360, Property, Plant, and Equipment (“ASC 360”) requires that a company recognize an impairment loss if, and only if, the carrying amount of a long-lived asset is not recoverable based on the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset, and if the carrying amount exceeds the asset’s fair value. Per ASC 360, a long-lived asset should be tested for recoverability whenever events or changes in circumstances indicate that its’ carrying amount may not be recoverable. In 2022, due to the combination of not having met certain due diligence requirements per the License Agreement, and the Company not raising sufficient capital necessary to maintain regular research and development activities in 2022, the Company reviewed the MGH license agreement for possible impairment as of December 31, 2022 by evaluating whether the anticipated future benefit and estimated undiscounted cashflows of the license agreement exceeded the carrying value of the intangible asset of approximately $348,000 as of that date.

The Company concluded an impairment of the license agreement existed as of December 31, 2022 due to there being no projected undiscounted future net cash flows derived from the asset. As such, the Company wrote off the carrying value of the asset as of December 31, 2022.

The Company recognized $0 and $7,822 of amortization expense related to the License Agreement with MGH for the three months ended March 31, 2023, and 2022, respectively, which is included in general and administrative expenses on the unaudited consolidated statements of operations.

NOTE 4 – INTANGIBLE ASSET

The Company’s intangible asset as of December 31, 2021 consist of costs incurred in connection with the License Agreement with MGH, as amended (See Note 7). The consideration paid for the rights included in the License Agreement was in the form of common stock shares. The estimated value of the common stock was being amortized over the term of the License Agreement which is based on the remaining life of the related patents being licensed which was approximately 16 years, when the intangible asset was acquired.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360, Property, Plant, and Equipment (“ASC 360”) requires that a company recognize an impairment loss if, and only if, the carrying amount of a long-lived asset is not recoverable based on the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset, and if the carrying amount exceeds the asset’s fair value. Per ASC 360, a long-lived asset should be tested for recoverability whenever events or changes in circumstances indicate that its’ carrying amount may not be recoverable. As of December 31, 2022, due to the combination of not having met certain due diligence requirements per the License Agreement, and the Company not raising sufficient capital necessary to maintain regular research and development activities in 2022, the Company reviewed the MGH license agreement for possible impairment as of December 31, 2022 by evaluating whether the anticipated future benefit and estimated undiscounted cashflows of the license agreement exceeded the carrying value of the intangible asset of approximately $348,000 as of that date.

The Company concluded an impairment of the license agreement existed as of December 31, 2022 due to there being no projected undiscounted future net cash flows derived from the asset. As such, the Company wrote off the carrying value of the asset as of December 31, 2022 and recognized an impairment loss as presented on the statement of operations in operating expenses.

The Company’s intangible assets consisted of the following at December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021
Licensed patents	$—	$492,514
Accumulated Amortization	—	(120,994)
Balance	$—	$371,520

The Company recognized $31,289 and $31,329 of amortization expense for the years ended December 31, 2022, and 2021, respectively, which is included in general and administrative expenses on the statement of operations. The Company recognized $340,231 of an impairment loss related to the License Agreement for the year ended December 31, 2022.